ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis, liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Liabilities of disposal group classified as held for sale	$ 16,459,367
Liabilities	314,193,836	$ 294,696,465
Non-recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities of disposal group classified as held for sale	16,459,367
Liabilities	16,459,367
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities of disposal group classified as held for sale	16,459,367
Liabilities	$ 16,459,367